Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Accrued expenses and other current liabilities
Compensation and benefits	$ 13,761				$ 2,076
Professional fees	4,903				1,080
Other liabilities	1,456				1,223
Development and technology	635				355
Marketing and commissions	334				131
Claim accrual	0				4,000
Accrued interest	0				1,026
Accrued expenses and other liabilities	$ 21,089	$ 20,957	$ 14,754	$ 7,894	$ 9,891